UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/02

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    05/06/02

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            10
Form 13F Information Table Value Total:            $ 281,705
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                            SC VII MANAGEMENT-A, LLC
                                                           FORM 13F INFORMATION TABLE
                                                                 AS OF 03/31/02


                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----
INNOVEDA                          COMMON        45769F102      80       40,083  SH           SOLE                40,083
LANDACORP                         COMMON        514756105   2,792    2,427,500  SH           SOLE             2,427,500
MEDTRONIC                         COMMON        585055106     742       16,403  SH           SOLE                16,403
NETSCREEN TECHNOLOGIES            COMMON        64117V107 162,040    9,732,150  SH           SOLE             9,732,150
PIXELWORKS                        COMMON        72581M107  30,250    2,348,640  SH           SOLE             2,348,640
REDBACK NETWORKS                  COMMON        757209101  10,820    3,182,314  SH           SOLE             3,182,314
SCIENT INC                        COMMON        808649107     914    7,620,583  SH           SOLE             7,620,583
TERRA LYCOS                        ADR          88100W103     470       60,310  SH           SOLE                60,310
THERASENSE                        COMMON        883381105  32,928    1,742,224  SH           SOLE             1,742,224
VERISITY                         ORDINARY       M97385112  40,669    1,813,166  SH           SOLE             1,813,166
